Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

The Company entered into two $60,000 promissory notes on October 27, 2020 from Jonathan Klamkin, Cofounder, Director and CEO; and Lee McCarthy, Cofounder, Director, interim CFO and COO. The notes bear simple interest at an annual rate of 5% and mature December 31, 2021. As of December 31, 2020, the notes have incurred $1,000 in interest. The purpose of the notes was to provide working capital for the business to bridge the Company through the upcoming transaction. These were repaid upon the financing in June, 2021.

NOTE 5 – NOTES PAYABLE

The Company entered into two $60,000 promissory notes on October 27, 2020 from Jonathan Klamkin, Cofounder, Director and CEO; and Lee McCarthy, Cofounder, Director, interim CFO and COO. The notes bear simple interest at an annual rate of 5% and mature December 31, 2021. As of December 31, 2020, the notes have incurred $1,000 in interest. The purpose of the notes was to provide working capital for the business to bridge the Company through the upcoming transaction.